Loans and Financing - Schedule of Non-Current Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 189	R$ 375
2026 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities
2027 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 189